Balance Sheets (Parentheticals) - $ / shares	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Statement of Financial Position [Abstract]
Common stock, par value
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	8,792,553	7,134,895
Common stock, shares outstanding	8,792,553	7,134,895